GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 19,025	$ 18,408
Goodwill Translation Adjustments	(446)	(595)
Goodwill acquired	26,829	1,212
Goodwill Impairment.	(900)
Goodwill Disposed	(99)
Goodwill, balance as of December 31	44,409	19,025
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	8,465	8,730
Goodwill Translation Adjustments	(370)	(265)
Goodwill acquired	25,767	0
Goodwill Impairment.	(900)
Goodwill Disposed	(99)
Goodwill, balance as of December 31	32,863	8,465
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	9,420	8,502
Goodwill Translation Adjustments	(68)	(294)
Goodwill acquired	(29)	1,212
Goodwill, balance as of December 31	9,323	9,420
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	1,140	1,176
Goodwill Translation Adjustments	(8)	(36)
Goodwill acquired	1,091	0
Goodwill, balance as of December 31	$ 2,223	$ 1,140